Consolidated Statements of Changes in Equity - USD ($)	Share capital	Share premium	Share-based compensation reserve	Reserve for available for sale financial assets	Currency translation reserve	Cash flow hedging Reserve	Restructuring reserve	Retained earnings	Equity attributable to shareholders of the Company	Equity attributable to Non-controlling interest	Total
Beginning Balance at Mar. 31, 2015	$ 9,120	$ 82,896,596	$ 4,582,399	$ (6,634)	$ (19,988,326)	$ 0	$ 9,398,927	$ 116,467,681	$ 193,359,763	$ 27,965,362	$ 221,325,125
Issue of shares (Note 18)	181	2,218,159	(2,218,340)
Share-based compensation (Note 19)			3,523,411						3,523,411		3,523,411
Profit/(loss) after tax for the year								25,792,843	25,792,843	7,120,754	32,913,597
Other comprehensive income/(loss) for the year, net of tax				(3,094)	(6,501,058)			36,653	(6,467,499)	(1,572,868)	(8,040,367)
Total comprehensive income/(loss) for the year				(3,094)	(6,501,058)			25,829,496	19,325,344	5,547,886	24,873,230
Ending Balance at Mar. 31, 2016	9,301	85,114,755	5,887,470	(9,728)	(26,489,384)	0	9,398,927	142,297,177	216,208,518	33,513,248	249,721,766
Issue of shares (Note 18)	2,651	17,673,805	(17,676,456)
Share-based compensation (Note 19)			17,762,628						17,762,628		17,762,628
Profit/(loss) after tax for the year								25,087,388	25,087,388	6,424,015	31,511,403
Other comprehensive income/(loss) for the year, net of tax				23,857	3,360,717			39,679	3,424,253	804,371	4,228,624
Total comprehensive income/(loss) for the year				23,857	3,360,717			25,127,067	28,511,641	7,228,386	35,740,027
Ending Balance at Mar. 31, 2017	11,952	102,788,560	5,973,642	14,129	(23,128,667)	0	9,398,927	167,424,244	262,482,787	40,741,634	303,224,421
Issue of shares (Note 18)	6,304	31,594,530	(31,600,834)
Share-based compensation (Note 19)			32,107,995						32,107,995		32,107,995
Reclassification of Non-controlling interest								2,569,581	2,569,581	(2,569,581)
Profit/(loss) after tax for the year								(78,222,174)	(78,222,174)	(15,373,590)	(93,595,764)
Other comprehensive income/(loss) for the year, net of tax				25,709	(292,401)			43,364	(223,328)	95,552	(127,776)
Total comprehensive income/(loss) for the year				25,709	(292,401)			(75,609,229)	(75,875,921)	(17,847,619)	(93,723,540)
Ending Balance at Mar. 31, 2018	$ 18,256	$ 134,383,090	$ 6,480,803	$ 39,838	$ (23,421,068)	$ 0	$ 9,398,927	$ 91,815,015	$ 218,714,861	$ 22,894,015	$ 241,608,876